Interim Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 72,913,274	$ 51,723,107
Receivables, net of allowance for bad debts of $0.9 million (2019: $0.9 million)	33,247,982	30,083,358
Prepaid expenses and other assets	1,655,611	1,940,030
Advances and deposits	4,757,881	4,114,065
Inventories	6,571,304	10,158,735
Total current assets	119,146,052	98,019,295
Non-current assets
Vessels and vessel equipment, net	645,937,320	660,823,330
Deferred drydock expenditures, net	8,773,038	7,668,711
Ballast water treatment systems, installation in progress	750,120	384,408
Other non-current assets, net	812,447	917,222
Amount receivable in respect of finance leases	2,880,000	2,880,000
Operating lease, right-of-use asset	1,859,284	1,745,464
Total non-current assets	661,012,209	674,419,135
TOTAL ASSETS	780,158,261	772,438,430
Current liabilities
Accounts payable	3,373,587	4,789,935
Accrued expenses and other liabilities	11,462,985	16,278,084
Accrued interest on debt and finance leases	685,316	880,183
Current portion of long-term debt	17,695,140	20,216,171
Current portion of finance lease obligations	18,189,498	17,975,322
Current portion of derivative liabilities	169,473	0
Current portion of operating lease obligations	430,272	289,231
Total current liabilities	52,006,271	60,428,926
Non-current liabilities
Non-current portion of long-term debt	192,387,568	187,066,842
Non-current portion of finance lease obligations	188,569,828	197,704,372
Non-current portion of derivative liabilities	703,316	0
Non-current portion of operating lease obligations	1,135,330	1,182,522
Total non-current liabilities	382,796,042	385,953,736
Stockholders' equity
Common stock	352,067	350,192
Additional paid in capital	416,811,014	416,841,494
Accumulated other comprehensive loss	(773,419)	0
Treasury stock	(15,348,909)	(15,348,909)
Accumulated deficit	(55,684,805)	(75,787,009)
Total stockholders' equity	345,355,948	326,055,768
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 780,158,261	$ 772,438,430